Subsequent Events (10-Q) (Details Narratives) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended						0 Months Ended				0 Months Ended	2 Months Ended
	Feb. 14, 2013	Dec. 14, 2012	Oct. 13, 2012	Sep. 30, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011	May 29, 2013 Subsequent Event [Member]	Feb. 19, 2013 Subsequent Event [Member]	Jan. 16, 2013 Subsequent Event [Member]	Mar. 17, 2013 Subsequent Event [Member]	Oct. 24, 2013 Subsequent Event [Member] TCA Global Credit Master Fund, L.P [Member]	Sep. 30, 2013 Nine Individuals [Member] Minimum [Member]	Sep. 30, 2013 Nine Individuals [Member] Maximum [Member]	Dec. 31, 2013 Nine Individuals [Member] Subsequent Event [Member]
Promissory notes payable				$ 397,948	$ 144,948				$ 43,828	$ 100,000		$ 25,000	$ 75,000	$ 60,000				$ 178,500
Promissory notes interest rate, annually						10.00%	10.00%	8.00%		10.00%		10.00%	10.00%					12.00%
Total debt payable				40,000											449,221
Restructuring Fees															50,000
Repayment of debt											$ 250,000				$ 65,631
Promissory notes, mature period	Jun. 20, 2013	Jul. 13, 2013	Mar. 13, 2013	Jun. 15, 2013	Jun. 15, 2013							Feb. 19, 2014	Jan. 16, 2014			Oct. 31, 2014	Dec. 31, 2014